Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		¥ 1,227,291	¥ 1,204,406
Total gains (losses) for the period included in earnings, Assets		21,072	(15,987)
Total gains (losses) for the period included in other comprehensive income, Assets		(11,896)	(14,861)
Purchases, Assets		756,792	1,032,375
Issues, Assets		(682)	(1,518)
Sales, Assets		(318,008)	(285,183)
Settlements, Assets		(552,087)	(664,655)
Transfers into Level 3, Assets		51,098	34,613
Transfers out of Level 3, Assets		(8,452)	(61,899)
Level 3 assets, Ending balance		1,165,128	1,227,291
Change in unrealized gains (losses) included in earnings for assets still held at period end		(11,691)	(35,905)
Level 3 liabilities, Beginning balance		(25,528)	28,432
Total gains (losses) for the period included in earnings, Liabilities		(19,629)	4,508
Total gains (losses) for the period included in other comprehensive income, Liabilities		6,670	(2,005)
Purchases, Liabilities
Issues, Liabilities		16,759	6,601
Sales, Liabilities
Settlements, Liabilities		(18,499)	(27,824)
Transfers into Level 3, Liabilities		44,727	1,056
Transfers out of Level 3, Liabilities		35,230	(31,290)
Level 3 liabilities, Ending balance		65,648	(25,528)
Change in unrealized gains (losses) included in earnings for liabilities still held at period end		(10,778)	35,010
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance		(25,528)	28,432
Total gains (losses) for the period included in earnings, Liabilities	[1]	(19,629)	4,508
Total gains (losses) for the period included in other comprehensive income, Liabilities		6,670	(2,005)
Issues, Liabilities		16,759	6,601
Settlements, Liabilities		(18,499)	(27,824)
Transfers into Level 3, Liabilities	[2]	44,727	1,056
Transfers out of Level 3, Liabilities	[2]	35,230	(31,290)
Level 3 liabilities, Ending balance		65,648	(25,528)
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	[1]	(10,778)	35,010
Trading Account Assets, Trading Securities, Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	[3]	827,493	799,493
Total gains (losses) for the period included in earnings, Assets	[3],[4]	23,848	(25,944)
Total gains (losses) for the period included in other comprehensive income, Assets	[3]	(1,341)
Purchases, Assets	[3]	454,048	702,402
Sales, Assets	[3]	(316,384)	(281,927)
Settlements, Assets	[3]	(213,944)	(376,333)
Transfers into Level 3, Assets	[3]	29,445	34,986
Transfers out of Level 3, Assets	[3]	(17,839)	(25,184)
Level 3 assets, Ending balance	[3]	785,326	827,493
Change in unrealized gains (losses) included in earnings for assets still held at period end	[3],[4]	18,299	(26,391)
Trading Account Assets, Trading Securities, Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total gains (losses) for the period included in earnings, Assets			(4)
Purchases, Assets			1,079
Transfers out of Level 3, Assets			(1,075)
Trading Account Assets, Trading Securities, Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		1,047	1,836
Total gains (losses) for the period included in earnings, Assets		863	720
Purchases, Assets		117,619	107,685
Sales, Assets		(118,377)	(107,157)
Settlements, Assets		(317)	(1,064)
Transfers out of Level 3, Assets		(43)	(973)
Level 3 assets, Ending balance		792	1,047
Change in unrealized gains (losses) included in earnings for assets still held at period end		5	(2)
Trading Account Assets, Trading Securities, Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		23,092	25,521
Total gains (losses) for the period included in earnings, Assets		611	(6,424)
Purchases, Assets		2,040	3,170
Sales, Assets		(1,798)	(533)
Settlements, Assets		(4,188)	(10,391)
Transfers into Level 3, Assets	[5]	29,423	34,885
Transfers out of Level 3, Assets	[5]	(17,796)	(23,136)
Level 3 assets, Ending balance		31,384	23,092
Change in unrealized gains (losses) included in earnings for assets still held at period end		286	(6,377)
Trading Account Assets, Trading Securities, Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		41,141	47,914
Total gains (losses) for the period included in earnings, Assets		(282)	1,014
Settlements, Assets		(5,678)	(7,787)
Level 3 assets, Ending balance		35,181	41,141
Change in unrealized gains (losses) included in earnings for assets still held at period end		(289)	829
Trading Account Assets, Trading Securities, Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		684,637	654,814
Total gains (losses) for the period included in earnings, Assets		18,692	(21,124)
Total gains (losses) for the period included in other comprehensive income, Assets		(1,341)
Purchases, Assets		315,865	576,668
Sales, Assets		(195,851)	(172,324)
Settlements, Assets		(194,324)	(353,397)
Level 3 assets, Ending balance		627,678	684,637
Change in unrealized gains (losses) included in earnings for assets still held at period end		15,528	(19,387)
Trading Account Assets, Trading Securities, Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		33,450	35,552
Total gains (losses) for the period included in earnings, Assets		1,698	(2,102)
Level 3 assets, Ending balance		35,148	33,450
Change in unrealized gains (losses) included in earnings for assets still held at period end		1,698	(2,102)
Trading Account Assets, Trading Securities, Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		44,126	33,856
Total gains (losses) for the period included in earnings, Assets		2,266	1,976
Purchases, Assets		18,524	13,800
Sales, Assets		(358)	(1,913)
Settlements, Assets		(9,437)	(3,694)
Transfers into Level 3, Assets		22	101
Level 3 assets, Ending balance		55,143	44,126
Change in unrealized gains (losses) included in earnings for assets still held at period end		1,071	648
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		12,119	37,245
Total gains (losses) for the period included in earnings, Assets	[4]	(5,871)	3,912
Total gains (losses) for the period included in other comprehensive income, Assets		(744)	520
Purchases, Assets		787	1,367
Issues, Assets		(682)	(1,518)
Settlements, Assets		37	(23,699)
Transfers into Level 3, Assets		20,192	(466)
Transfers out of Level 3, Assets		10,332	(5,242)
Level 3 assets, Ending balance		36,170	12,119
Change in unrealized gains (losses) included in earnings for assets still held at period end	[4]	(25,241)	(9,055)
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		14,596	28,551
Total gains (losses) for the period included in earnings, Assets		12,397	(4,730)
Total gains (losses) for the period included in other comprehensive income, Assets		57	(42)
Issues, Assets		(119)
Settlements, Assets		(25,601)	(8,810)
Transfers into Level 3, Assets		(7,013)	(2,433)
Transfers out of Level 3, Assets		1,494	2,060
Level 3 assets, Ending balance		(4,189)	14,596
Change in unrealized gains (losses) included in earnings for assets still held at period end		11,507	(3,908)
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		6,736	14,858
Total gains (losses) for the period included in earnings, Assets		(10,997)	(2,434)
Total gains (losses) for the period included in other comprehensive income, Assets		(419)	294
Purchases, Assets		210	26
Settlements, Assets		(322)	(67)
Transfers into Level 3, Assets	[5]	27,230	1,996
Transfers out of Level 3, Assets		(4,247)	(7,937)
Level 3 assets, Ending balance		18,191	6,736
Change in unrealized gains (losses) included in earnings for assets still held at period end		(10,451)	1,713
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(10,685)	(6,312)
Total gains (losses) for the period included in earnings, Assets		18,756	12,518
Total gains (losses) for the period included in other comprehensive income, Assets		(374)	272
Purchases, Assets		13	687
Issues, Assets		(228)	(1,154)
Settlements, Assets		(17,680)	(17,302)
Transfers into Level 3, Assets	[5]	(25)	(29)
Transfers out of Level 3, Assets	[5]	13,085	635
Level 3 assets, Ending balance		2,862	(10,685)
Change in unrealized gains (losses) included in earnings for assets still held at period end		(752)	(5,446)
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		683	370
Total gains (losses) for the period included in earnings, Assets		32	30
Total gains (losses) for the period included in other comprehensive income, Assets		6	(4)
Purchases, Assets		564	654
Issues, Assets		(335)	(364)
Settlements, Assets		(1)	(3)
Level 3 assets, Ending balance		949	683
Change in unrealized gains (losses) included in earnings for assets still held at period end		795	116
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		789	(222)
Total gains (losses) for the period included in earnings, Assets		(26,059)	(1,472)
Total gains (losses) for the period included in other comprehensive income, Assets		(14)
Settlements, Assets		43,641	2,483
Level 3 assets, Ending balance		18,357	789
Change in unrealized gains (losses) included in earnings for assets still held at period end		(26,340)	(1,530)
Investment Securities, Available-for-sale Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		350,660	337,526
Total gains (losses) for the period included in earnings, Assets	[6]	6,415	4,831
Total gains (losses) for the period included in other comprehensive income, Assets		(9,791)	(15,344)
Purchases, Assets		273,201	319,092
Sales, Assets			(163)
Settlements, Assets		(338,180)	(264,616)
Transfers into Level 3, Assets		1,456	93
Transfers out of Level 3, Assets		(327)	(30,759)
Level 3 assets, Ending balance		283,434	350,660
Change in unrealized gains (losses) included in earnings for assets still held at period end	[6]	(498)	(167)
Investment Securities, Available-for-sale Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		20,192	20,099
Total gains (losses) for the period included in other comprehensive income, Assets		(876)	(186)
Purchases, Assets		645	621
Settlements, Assets		(715)	(342)
Level 3 assets, Ending balance		19,246	20,192
Investment Securities, Available-for-sale Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		6,037	36,932
Total gains (losses) for the period included in earnings, Assets		(345)	150
Total gains (losses) for the period included in other comprehensive income, Assets		3	(43)
Purchases, Assets		3,450	521
Sales, Assets			(52)
Settlements, Assets		(6,078)	(805)
Transfers into Level 3, Assets	[5]	1,456	93
Transfers out of Level 3, Assets	[5]	(327)	(30,759)
Level 3 assets, Ending balance		4,196	6,037
Change in unrealized gains (losses) included in earnings for assets still held at period end		(498)	(167)
Investment Securities, Available-for-sale Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		15	15
Level 3 assets, Ending balance		15	15
Investment Securities, Available-for-sale Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		2,430	2,971
Total gains (losses) for the period included in other comprehensive income, Assets		(135)	4
Settlements, Assets		(257)	(545)
Level 3 assets, Ending balance		2,038	2,430
Investment Securities, Available-for-sale Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		161,172	116,919
Total gains (losses) for the period included in earnings, Assets		6,760	4,681
Total gains (losses) for the period included in other comprehensive income, Assets		(5,016)	(9,605)
Purchases, Assets		263,587	306,680
Settlements, Assets		(295,048)	(257,503)
Level 3 assets, Ending balance		131,455	161,172
Investment Securities, Available-for-sale Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		160,814	160,590
Total gains (losses) for the period included in other comprehensive income, Assets		(3,767)	(5,514)
Purchases, Assets		5,519	11,270
Sales, Assets			(111)
Settlements, Assets		(36,082)	(5,421)
Level 3 assets, Ending balance		126,484	160,814
Investment Securities, Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		28,359	26,292
Total gains (losses) for the period included in earnings, Assets	[6]	(2,298)	1,640
Purchases, Assets		3,795	3,930
Sales, Assets		(1,418)	(2,782)
Settlements, Assets			(7)
Transfers out of Level 3, Assets		(618)	(714)
Level 3 assets, Ending balance		27,820	28,359
Change in unrealized gains (losses) included in earnings for assets still held at period end	[6]	(3,060)	300
Investment Securities, Equity Securities [Member] | Nonmarketable Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		28,359	26,292
Total gains (losses) for the period included in earnings, Assets		(2,298)	1,640
Purchases, Assets		3,795	3,930
Sales, Assets		(1,418)	(2,782)
Settlements, Assets			(7)
Transfers out of Level 3, Assets		(618)	(714)
Level 3 assets, Ending balance		27,820	28,359
Change in unrealized gains (losses) included in earnings for assets still held at period end		(3,060)	300
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		8,660	3,850
Total gains (losses) for the period included in earnings, Assets	[7]	(1,022)	(426)
Total gains (losses) for the period included in other comprehensive income, Assets		(20)	(37)
Purchases, Assets		24,961	5,584
Sales, Assets		(206)	(311)
Transfers into Level 3, Assets		5
Level 3 assets, Ending balance		32,378	8,660
Change in unrealized gains (losses) included in earnings for assets still held at period end	[7]	¥ (1,191)	¥ (592)

[1]	Included in Trading account profits (losses)-net.
[2]	Transfers into (out of) Level 3 for bifurcated embedded derivatives in Others were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.
[3]	Includes Trading securities measured under the fair value option.
[4]	Included in Trading account profits (losses)-net and in Foreign exchange losses-net.
[5]	Transfers into Level 3 for Foreign exchange contract were mainly caused by the valuation using certain unobservable input. Transfers into (out of) Level 3 for corporate bonds were caused by the decrease (increase) in liquidity or the availability of the quoted prices provided by third-party venders and Equity contracts-net were mainly caused by the change of valuation model and the change cease using certain unobservable input.
[6]	Included in Investment securities gains (losses)-net.
[7]	Included in Other non-interest income.